Operations (Tables)	12 Months Ended
Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Schedule of net cash outflow on acquisition

US$
Consideration paid in cash	10,554
(-) Cash and cash equivalent balances acquired	(208)
Net cash outflow	10,346

Reconciliation of intangible assets and goodwill shown in the consolidated statements of financial position

	2022		2021
	Goodwill	Intangible assets	Goodwill	Intangible assets
Intangibles related to acquisitions
Easynvest's acquisition	381,125	34,086	392,989	45,061
Cognitect's acquisition	831	2,673	831	4,889
Spin Pay's acquisition	5,060	6,044	5,372	8,048
Akala's acquisition	-	-	2,680	-
Olivia's acquisition	10,381	40,689	-	-
Other intangible assets	-	98,672	-	14,339
Total	397,397	182,164	401,872	72,337

Olivias Acquisition [Member]
IfrsStatementLineItems [Line Items]
Schedule of fair value

Fair value recognized on acquisition - US$
Identifiable assets and liabilities
Cash and cash equivalents	208
Other assets	615
Intangible assets	42,421
Liabilities	(6,400)
Total identifiable net assets at fair value	36,844

Goodwill arising on acquisition	10,381
Purchase consideration transferred	47,225
Equity consideration	36,671
Cash consideration	10,554